ORGANIZATION AND DESCRIPTION OF BUSINESS (Schedule of Variable Interest Entities) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Consolidated VIE [Member] CNY	Dec. 31, 2011 Consolidated VIE [Member] CNY	Dec. 31, 2010 Consolidated VIE [Member] CNY	Dec. 31, 2012 Consolidated VIE [Member] USD ($)
Variable Interest Entity [Line Items]
Current assets	$ 352,411,683	2,195,560,033	2,053,428,146		199,203,364	160,854,702		$ 31,974,344
Non-current assets	44,162,196	275,072,592	157,289,783		82,265,309	51,609,571		13,204,493
Total assets	396,563,879	2,470,632,625	2,210,717,929		281,468,673	212,464,273		45,178,837
Current liabilities	69,448,769	432,672,772	203,199,364		151,614,207	104,222,335		24,335,758
Total non-current liabilities	174,249	1,085,590	1,535,790		85,590	49,259		13,738
Total liabilities	69,623,018	433,758,362	204,735,154		151,699,797	104,271,594		24,349,496
Total net assets					129,768,876	108,192,679		20,829,341
Net revenues	127,960,868	797,209,003	624,998,914	512,018,583	205,647,992	165,990,943	155,376,480
Net income	$ 75,645	471,278	39,270,319	20,628,408	8,165,122	28,701,457	32,230,442